Note 7 - Income Taxes (Details) - Unrecognized Tax Benefits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefits [Abstract]
Balance at January 1	$ 300	$ 300	$ 300
Balance at December 31	$ 300	$ 300	$ 300